Congress Intermediate Bond ETF
Schedule of Investments
July 31, 2026 (Unaudited)

CORPORATE BONDS - 52.5%	Par	Value
Auto Manufacturers - 5.3%
Hyundai Capital America
4.88%, 06/23/2027 (a)	$ 3,000,000	$ 3,010,448
5.30%, 01/08/2030 (a)	5,000,000	5,032,703
Mercedes-Benz Finance North America LLC
5.10%, 11/15/2029 (a)	1,800,000	1,805,388
5.00%, 04/01/2030 (a)	7,000,000	6,978,068
		16,826,607

Automobiles - 1.8%
Honda Motor Co. Ltd., 4.69%, 07/08/2030	5,750,000	5,673,208

Banks - 7.0%
Bank of America Corp., 3.42% to 12/20/2027 then 3 mo. Term SOFR + 1.30%, 12/20/2028	7,920,000	7,786,041
JPMorgan Chase & Co., 5.57% to 04/22/2027 then SOFR + 0.93%, 04/22/2028	7,119,000	7,167,864
Wells Fargo & Co., 3.58% to 05/22/2027 then 3 mo. Term SOFR + 1.57%, 05/22/2028	7,500,000	7,438,769
		22,392,674

Capital Markets - 5.6%
Goldman Sachs Group, Inc., 6.48% to 10/24/2028 then SOFR + 1.77%, 10/24/2029	7,485,000	7,724,040
Morgan Stanley, 4.99% (SOFR + 1.38%), 04/12/2029	10,000,000	10,032,265
		17,756,305

Diversified Telecommunication Services - 7.1%
AT&T, Inc., 2.75%, 06/01/2031	7,692,000	6,923,918
Comcast Corp., 5.17%, 01/15/2037 (a)	7,027,000	6,546,189
Verizon Communications, Inc.
5.00%, 01/15/2036	3,250,000	3,082,816
5.40%, 07/02/2037	6,442,000	6,238,639
		22,791,562

Electric - 2.2%
NextEra Energy Capital Holdings, Inc., 5.05%, 03/15/2030	6,850,000	6,892,752

Electrical Equipment - 3.0%
Eaton Corp., 4.20%, 03/06/2031	10,000,000	9,698,363

Mining - 3.5%
BHP Billiton Finance USA Ltd., 5.25%, 09/08/2033	6,715,000	6,736,030
Rio Tinto Finance USA PLC, 4.88%, 03/14/2030	4,503,000	4,509,404
		11,245,434

Oil & Gas - 3.6%
BP Capital Markets America, Inc.
2.72%, 01/12/2032	3,356,000	2,991,196
4.81%, 02/13/2033	4,950,000	4,847,755
ConocoPhillips Co., 4.70%, 01/15/2030	3,570,000	3,559,639
		11,398,590

Oil, Gas & Consumable Fuels - 3.0%
TotalEnergies Capital USA LLC, 4.57%, 01/13/2033	6,500,000	6,303,476

Williams Cos., Inc., 3.75%, 06/15/2027	3,463,000		3,441,575
			9,745,051

Semiconductors & Semiconductor Equipment - 1.4%
Intel Corp., 3.75%, 03/25/2027	4,375,000		4,354,827

Specialty Retail - 2.5%
Lowe's Cos., Inc., 3.75%, 04/01/2032	8,450,000		7,891,021

Telecommunications - 6.5%
British Telecommunications Ltd., 9.63%, 12/15/2030 (b)	7,750,000		9,059,460
Deutsche Telekom International Finance BV, 8.25%, 06/15/2030 (b)	6,000,000		6,679,425
T-Mobile USA, Inc., 3.88%, 04/15/2030	5,400,000		5,186,244
			20,925,129
TOTAL CORPORATE BONDS (Cost $170,110,661)			167,591,523

U.S. TREASURY SECURITIES - 39.0%	Par		Value
United States Treasury Note/Bond
4.13%, 11/15/2027	3,175,000		3,170,907
4.25%, 01/15/2028	2,000,000		2,000,078
4.13%, 07/31/2028	12,800,000		12,763,000
3.50%, 03/15/2029	12,000,000		11,757,187
3.63%, 08/31/2029	4,891,000		4,790,505
4.63%, 09/30/2030	4,316,000		4,351,910
4.25%, 02/28/2031	11,516,000		11,435,928
3.63%, 09/30/2031	12,050,000		11,597,184
4.00%, 06/30/2032	9,000,000		8,770,781
4.13%, 11/15/2032	14,045,000		13,742,155
4.50%, 11/15/2033	9,479,000		9,429,754
4.25%, 11/15/2034	13,800,000		13,424,274
4.63%, 02/15/2035	14,500,000		14,463,750
4.38%, 05/15/2036	3,000,000		2,921,250
TOTAL U.S. TREASURY SECURITIES (Cost $126,753,448)			124,618,663

COLLATERALIZED MORTGAGE OBLIGATIONS - 3.8%	Par		Value
Federal National Mortgage Association, Series 2024-34, Class AC, 5.50%, 12/25/2050	11,087,521		11,118,449
Government National Mortgage Association, D Series 2024-61, Class D, 5.75%, 08/20/2047	893,195		892,524
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $12,018,381)			12,010,973

ASSET-BACKED SECURITIES - 3.0%	Par		Value
Ford Credit Auto Owner Trust, Series 2023-A, Class A3, 4.65%, 02/15/2028	231,121		231,314
GM Financial Leasing Trust, Series 2024-2, Class A4, 5.36%, 05/22/2028	4,500,000		4,503,908
Honda Auto Receivables Owner Trust, Series 2023-2, Class A3, 4.93%, 11/15/2027	828,838		830,115
Mercedes-Benz Auto Lease Trust, Series 2025-B, Class A2A, 3.86%, 03/15/2028	3,055,350		3,050,466
World Omni Auto Trust, Series 2025-B, Class A2A, 4.38%, 08/15/2028	1,055,914		1,056,523
TOTAL ASSET-BACKED SECURITIES (Cost $9,694,654)			9,672,326

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.0%	Shares		Value
First American Treasury Obligations Fund - Class X, 3.60% (c)	3,131,341		3,131,341
TOTAL MONEY MARKET FUNDS (Cost $3,131,341)			3,131,341

TOTAL INVESTMENTS - 99.3% (Cost $321,708,485)			317,024,826
Other Assets in Excess of Liabilities - 0.7%		0.00716	2,285,634
TOTAL NET ASSETS - 100.0%			$ 319,310,460

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

SOFR - Secured Overnight Financing Rate
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of July 31, 2026, the value of these securities total $23,372,796 or 7.3% of the Fund’s net assets.

(b)	Step coupon bond. The rate disclosed is as of July 31, 2026.
(c)	The rate shown represents the 7-day annualized yield as of July 31, 2026.

Summary of Fair Value Disclosure as of July 31, 2026 (Unaudited)

Congress Intermediate Bond ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$ –	$ 167,591,523	$ –	$ 167,591,523
U.S. Treasury Securities	–	124,618,663	–	124,618,663
Collateralized Mortgage Obligations	–	12,010,973	–	12,010,973
Asset-Backed Securities	–	9,672,326	–	9,672,326
Money Market Funds	3,131,341	–	–	3,131,341
Total Investments	$ 3,131,341	$ 313,893,485	$ –	$ 317,024,826

Refer to the Schedule of Investments for further disaggregation of investment categories.